Leases - Summary of Operating Lease Liabilities (Detail) - Cypress Holdings Inc And Subsidiaries [Member] $ in Thousands	Jun. 30, 2021 USD ($)
Leases [Line Items]
Remainder of 2021	$ 5,506
2022	8,599
2023	6,092
2024	7,195
2025	7,243
Thereafter	68,416
Total Lease Payments	103,051
Less: Interest	(35,299)
Less: Lease incentive recognized as offset to lease liability	(16,868)
Total	$ 50,884